LOCAL AND FOREIGN CURRENCY - Current Liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Liabilities
Other current financial liabilities	$ 110,330,460	$ 52,997,001
Trade and other accounts payable	457,074,643	428,911,984
Current accounts payable to related entities	94,376,420	96,045,624
Other provisions	1,522,426	1,314,106
Current tax liabilities	28,369,276	13,411,621
Employee benefits current provisions	72,367,187	57,817,800
Other non-financial liabilities	142,103,582	42,373,160
Total Current Liabilities	906,143,994	692,871,296	$ 949,245,134
Until 90 days
Current Liabilities
Other current financial liabilities	47,596,941	16,062,851
Trade and other accounts payable	449,856,870	404,557,957
Current accounts payable to related entities	94,376,420	96,045,624
Other provisions	422,985	127,229
Current tax liabilities	10,155,528	7,700,127
Employee benefits current provisions	59,703,271	47,674,090
Other non-financial liabilities	101,155,626	2,364,699
Total Current Liabilities	763,267,641	574,532,577
More 90 days until 1 year
Current Liabilities
Other current financial liabilities	62,733,519	36,934,150
Trade and other accounts payable	7,217,773	24,354,027
Other provisions	1,099,441	1,186,877
Current tax liabilities	18,213,748	5,711,494
Employee benefits current provisions	12,663,916	10,143,710
Other non-financial liabilities	40,947,956	40,008,461
Total Current Liabilities	142,876,353	118,338,719
United States of America, Dollars
Current Liabilities
Other current financial liabilities	7,351,070	5,786,143
Trade and other accounts payable	19,296,547	39,242,090
Total Current Liabilities	26,647,617	45,028,233
United States of America, Dollars | Until 90 days
Current Liabilities
Other current financial liabilities	4,527,746	342,000
Trade and other accounts payable	18,947,509	37,085,189
Total Current Liabilities	23,475,255	37,427,189
United States of America, Dollars | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	2,823,324	5,444,143
Trade and other accounts payable	349,038	2,156,901
Total Current Liabilities	3,172,362	7,601,044
EUR
Current Liabilities
Other current financial liabilities	156,972	123,697
Trade and other accounts payable	5,577,821	5,582,992
Total Current Liabilities	5,734,793	5,706,689
EUR | Until 90 days
Current Liabilities
Other current financial liabilities	37,902	32,709
Trade and other accounts payable	5,524,760	5,285,606
Total Current Liabilities	5,562,662	5,318,315
EUR | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	119,070	90,988
Trade and other accounts payable	53,061	297,386
Total Current Liabilities	172,131	388,374
UF
Current Liabilities
Other current financial liabilities	34,091,163	26,798,467
Trade and other accounts payable	1,860,276	3,732,123
Total Current Liabilities	35,951,439	30,530,590
UF | Until 90 days
Current Liabilities
Other current financial liabilities	6,635,279	13,753,586
Trade and other accounts payable	1,860,276	3,430,102
Total Current Liabilities	8,495,555	17,183,688
UF | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	27,455,884	13,044,881
Trade and other accounts payable		302,021
Total Current Liabilities	27,455,884	13,346,902
CLP
Current Liabilities
Other current financial liabilities	28,235,255	12,284,639
Trade and other accounts payable	173,950,870	187,847,947
Current accounts payable to related entities	47,188,912	39,175,392
Other provisions	1,472,915	1,267,214
Current tax liabilities	4,106,948	2,463,738
Employee benefits current provisions	17,899,773	14,636,827
Other non-financial liabilities	141,819,663	42,145,648
Total Current Liabilities	414,674,336	299,821,405
CLP | Until 90 days
Current Liabilities
Other current financial liabilities	202,438	899,930
Trade and other accounts payable	167,135,196	166,250,228
Current accounts payable to related entities	47,188,912	39,175,392
Other provisions	422,985	127,229
Current tax liabilities	4,106,948	2,440,280
Employee benefits current provisions	7,223,078	5,769,075
Other non-financial liabilities	101,151,643	2,360,088
Total Current Liabilities	327,431,200	217,022,222
CLP | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	28,032,817	11,384,709
Trade and other accounts payable	6,815,674	21,597,719
Other provisions	1,049,930	1,139,985
Current tax liabilities		23,458
Employee benefits current provisions	10,676,695	8,867,752
Other non-financial liabilities	40,668,020	39,785,560
Total Current Liabilities	87,243,136	82,799,183
BRL
Current Liabilities
Other current financial liabilities	3,296,041	3,514,468
Trade and other accounts payable	144,438,439	129,596,874
Current accounts payable to related entities	28,548,564	40,225,863
Current tax liabilities	6,048,580	5,259,847
Employee benefits current provisions	30,162,575	28,791,559
Total Current Liabilities	212,494,199	207,388,611
BRL | Until 90 days
Current Liabilities
Other current financial liabilities	824,103	685,038
Trade and other accounts payable	144,438,439	129,596,874
Current accounts payable to related entities	28,548,564	40,225,863
Current tax liabilities	6,048,580	5,259,847
Employee benefits current provisions	30,162,575	28,791,559
Total Current Liabilities	210,022,261	204,559,181
BRL | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	2,471,938	2,829,430
Total Current Liabilities	2,471,938	2,829,430
ARS
Current Liabilities
Other current financial liabilities	34,593,156	2,154,110
Trade and other accounts payable	67,851,883	45,129,973
Current accounts payable to related entities	7,542,033	8,031,621
Current tax liabilities	16,898,437	4,143,057
Employee benefits current provisions	22,317,618	13,113,456
Other non-financial liabilities	3,983	4,611
Total Current Liabilities	149,207,110	72,576,828
ARS | Until 90 days
Current Liabilities
Other current financial liabilities	34,452,772	349,588
Trade and other accounts payable	67,851,883	45,129,973
Current accounts payable to related entities	7,542,033	8,031,621
Employee benefits current provisions	22,317,618	13,113,456
Other non-financial liabilities	3,983	4,611
Total Current Liabilities	132,168,289	66,629,249
ARS | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	140,384	1,804,522
Current tax liabilities	16,898,437	4,143,057
Total Current Liabilities	17,038,821	5,947,579
PYG
Current Liabilities
Other current financial liabilities	1,707,625	1,482,060
Trade and other accounts payable	42,129,433	17,779,985
Current accounts payable to related entities	11,096,911	8,612,748
Other provisions	49,511	46,892
Current tax liabilities	1,315,311	1,544,979
Employee benefits current provisions	1,987,221	1,275,958
Other non-financial liabilities	279,936	222,901
Total Current Liabilities	58,565,948	30,965,523
PYG | Until 90 days
Current Liabilities
Other current financial liabilities	17,523
Trade and other accounts payable	42,129,433	17,779,985
Current accounts payable to related entities	11,096,911	8,612,748
Total Current Liabilities	53,243,867	26,392,733
PYG | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	1,690,102	1,482,060
Other provisions	49,511	46,892
Current tax liabilities	1,315,311	1,544,979
Employee benefits current provisions	1,987,221	1,275,958
Other non-financial liabilities	279,936	222,901
Total Current Liabilities	5,322,081	4,572,790
CHF
Current Liabilities
Other current financial liabilities	899,178	853,417
Total Current Liabilities	899,178	853,417
CHF | Until 90 days
Current Liabilities
Other current financial liabilities	899,178
Total Current Liabilities	899,178
CHF | More 90 days until 1 year
Current Liabilities
Other current financial liabilities		853,417
Total Current Liabilities		$ 853,417
Other Currencies
Current Liabilities
Trade and other accounts payable	1,969,374
Total Current Liabilities	1,969,374
Other Currencies | Until 90 days
Current Liabilities
Trade and other accounts payable	1,969,374
Total Current Liabilities	$ 1,969,374